Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following table provides the detail of outstanding foreign currency derivative contracts as of December 31, 2017:

Type	Contract type	Currency	Contracted volume	Counter-currency	Contracted conversion range	Contracted date of maturity
Currency forwards	Sell	CA$	13,000,000		$1.2548 - 1.2925	Jan 2018 - May 2018
The following table sets out the Group's interest rate risk repricing profile:

(In $ million)	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2017
Fixed rate instruments
Borrowings	(6,694)	(19)	(3,141)	(650)	(2,884)
Total fixed rate instruments	(6,694)	(19)	(3,141)	(650)	(2,884)
Floating rate instruments
Cash and cash equivalents	617	617	—	—	—
Related party receivables	329	329	—	—	—
Borrowings	(4,746)	(4,746)	—	—	—
Total floating rate instruments	(3,800)	(3,800)	—	—	—
Total	(10,494)	(3,819)	(3,141)	(650)	(2,884)

(In $ million)	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2016
Fixed rate instruments
Borrowings	(7,444)	(304)	(21)	(4,232)	(2,887)
Total fixed rate instruments	(7,444)	(304)	(21)	(4,232)	(2,887)
Floating rate instruments
Cash and cash equivalents	932	932	—	—	—
Related party receivables	330	330	—	—	—
Borrowings	(4,735)	(4,735)	—	—	—
Total floating rate instruments	(3,473)	(3,473)	—	—	—
Total	(10,917)	(3,777)	(21)	(4,232)	(2,887)

The following table provides the detail of outstanding commodity derivative contracts as of December 31, 2017:

Type	Unit of measure	Contracted volume	Contracted price range	Contracted date of maturity
Aluminum swaps	metric tonne	18,501	$1,563 - $2,308	Jan 2018 - Jan 2019
Aluminum Midwest Premium swaps	pound	1,859,987	$0.08 - $0.10	Jan 2018 - Dec 2018
Natural gas swaps	million BTU	6,203,778	$2.82 - $3.34	Feb 2018 - Dec 2018
Ethylene swaps	pound	3,353,654	$0.35 - $0.35	Jan 2018 - May 2018
Polymer-grade propylene swaps	pound	24,069,527	$0.41 - $0.50	Jan 2018 - Jun 2018
Benzene swaps	U.S. liquid gallon	10,991,038	$2.58 - $3.25	Feb 2018 - Sep 2018
Diesel swaps	U.S. liquid gallon	4,033,447	$2.46 - $2.88	Jan 2018 - Dec 2018
Low-density polyethylene swaps	pound	6,000,000	$0.81 - $0.82	Jan 2018 - Jun 2018

Disclosure of maturity analysis for derivative financial liabilities
The following table sets out contractual cash flows for all financial liabilities including commodity and foreign currency derivatives:

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2017
Non-derivative financial liabilities
Trade and other payables	(1,116)	(984)	(984)	—	—	—
Borrowings, including interest	(11,389)	(14,253)	(1,069)	(4,394)	(2,172)	(6,618)
	(12,505)	(15,237)	(2,053)	(4,394)	(2,172)	(6,618)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	5	7	7	—	—	—
Outflows	—	(2)	(2)	—	—	—
	5	5	5	—	—	—
Total	(12,500)	(15,232)	(2,048)	(4,394)	(2,172)	(6,618)

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2016
Non-derivative financial liabilities
Trade and other payables	(1,182)	(1,031)	(1,031)	—	—	—
Borrowings, including interest	(12,071)	(15,730)	(1,392)	(1,335)	(6,056)	(6,947)
	(13,253)	(16,761)	(2,423)	(1,335)	(6,056)	(6,947)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	5	7	7	—	—	—
Outflows	—	(2)	(2)	—	—	—
	5	5	5	—	—	—
Total	(13,248)	(16,756)	(2,418)	(1,335)	(6,056)	(6,947)

Disclosure of maturity analysis for non-derivative financial liabilities
The following table sets out contractual cash flows for all financial liabilities including commodity and foreign currency derivatives:

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2017
Non-derivative financial liabilities
Trade and other payables	(1,116)	(984)	(984)	—	—	—
Borrowings, including interest	(11,389)	(14,253)	(1,069)	(4,394)	(2,172)	(6,618)
	(12,505)	(15,237)	(2,053)	(4,394)	(2,172)	(6,618)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	5	7	7	—	—	—
Outflows	—	(2)	(2)	—	—	—
	5	5	5	—	—	—
Total	(12,500)	(15,232)	(2,048)	(4,394)	(2,172)	(6,618)

(In $ million)	Carrying amount	Total	Less than one year	One to three years	Three to five years	Greater than five years
As of December 31, 2016
Non-derivative financial liabilities
Trade and other payables	(1,182)	(1,031)	(1,031)	—	—	—
Borrowings, including interest	(12,071)	(15,730)	(1,392)	(1,335)	(6,056)	(6,947)
	(13,253)	(16,761)	(2,423)	(1,335)	(6,056)	(6,947)
Derivative financial assets (liabilities)
Commodity and foreign currency derivatives:
Inflows	5	7	7	—	—	—
Outflows	—	(2)	(2)	—	—	—
	5	5	5	—	—	—
Total	(13,248)	(16,756)	(2,418)	(1,335)	(6,056)	(6,947)

Disclosure of financial liabilities
Classification and fair values

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2017
Assets
Cash and cash equivalents	—	617	—	617	617
Current and non-current receivables	—	1,488	—	1,488	1,488
Derivative financial assets:
Commodity derivatives	7	—	—	7	7
Interest rate swap derivatives	26	—	—	26	26
Embedded derivatives	259	—	—	259	259
Total assets	292	2,105	—	2,397	2,397
Liabilities
Trade and other payables	—	—	(1,116)	(1,116)	(1,116)
Non-current payables	—	—	(45)	(45)	(45)
Derivative financial liabilities:
Commodity derivatives	(2)	—	—	(2)	(2)
Borrowings	—	—	(11,389)	(11,389)	(11,696)
Total liabilities	(2)	—	(12,550)	(12,552)	(12,859)

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2016
Assets
Cash and cash equivalents	—	932	—	932	932
Current and non-current receivables	—	1,403	—	1,403	1,403
Derivative financial assets:
Commodity derivatives	6	—	—	6	6
Foreign currency derivatives	1	—	—	1	1
Interest rate swap derivatives	24	—	—	24	24
Embedded derivatives	233	—	—	233	233
Total assets	264	2,335	—	2,599	2,599
Liabilities
Trade and other payables	—	—	(1,182)	(1,182)	(1,182)
Non-current payables	—	—	(40)	(40)	(40)
Derivative financial liabilities:
Commodity derivatives	(2)	—	—	(2)	(2)
Interest rate swap derivatives	(1)	—	—	(1)	(1)
Borrowings	—	—	(12,071)	(12,071)	(12,455)
Total liabilities	(3)	—	(13,293)	(13,296)	(13,680)

Disclosure of financial assets
Classification and fair values

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2017
Assets
Cash and cash equivalents	—	617	—	617	617
Current and non-current receivables	—	1,488	—	1,488	1,488
Derivative financial assets:
Commodity derivatives	7	—	—	7	7
Interest rate swap derivatives	26	—	—	26	26
Embedded derivatives	259	—	—	259	259
Total assets	292	2,105	—	2,397	2,397
Liabilities
Trade and other payables	—	—	(1,116)	(1,116)	(1,116)
Non-current payables	—	—	(45)	(45)	(45)
Derivative financial liabilities:
Commodity derivatives	(2)	—	—	(2)	(2)
Borrowings	—	—	(11,389)	(11,389)	(11,696)
Total liabilities	(2)	—	(12,550)	(12,552)	(12,859)

(In $ million)	Fair value through profit or loss	Cash, loans and receivables	Other liabilities	Total carrying amount	Fair value
As of December 31, 2016
Assets
Cash and cash equivalents	—	932	—	932	932
Current and non-current receivables	—	1,403	—	1,403	1,403
Derivative financial assets:
Commodity derivatives	6	—	—	6	6
Foreign currency derivatives	1	—	—	1	1
Interest rate swap derivatives	24	—	—	24	24
Embedded derivatives	233	—	—	233	233
Total assets	264	2,335	—	2,599	2,599
Liabilities
Trade and other payables	—	—	(1,182)	(1,182)	(1,182)
Non-current payables	—	—	(40)	(40)	(40)
Derivative financial liabilities:
Commodity derivatives	(2)	—	—	(2)	(2)
Interest rate swap derivatives	(1)	—	—	(1)	(1)
Borrowings	—	—	(12,071)	(12,071)	(12,455)
Total liabilities	(3)	—	(13,293)	(13,296)	(13,680)

Disclosure of fair value measurement of assets
The following table sets out an analysis of the Group's financial instruments that are measured subsequent to initial recognition at fair value and are grouped into levels based on the degree to which the fair value is observable:

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets

•
Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices)

•	Level 3 fair value measurements are those derived from valuation techniques that include inputs for the asset or liability that are not based on observable market data (unobservable inputs)

(In $ million)	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	5	—	5
Interest rate swap derivatives, net	—	26	—	26
Embedded derivatives	—	259	—	259
Total	—	290	—	290

As of December 31, 2016
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	4	—	4
Foreign currency derivatives, net	—	1	—	1
Interest rate swap derivatives, net	—	23	—	23
Embedded derivatives	—	233	—	233
Total	—	261	—	261

Disclosure of fair value measurement of liabilities

(In $ million)	Level 1	Level 2	Level 3	Total
As of December 31, 2017
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	5	—	5
Interest rate swap derivatives, net	—	26	—	26
Embedded derivatives	—	259	—	259
Total	—	290	—	290

As of December 31, 2016
Financial assets at fair value through profit or loss:
Derivative financial assets (liabilities):
Commodity derivatives, net	—	4	—	4
Foreign currency derivatives, net	—	1	—	1
Interest rate swap derivatives, net	—	23	—	23
Embedded derivatives	—	233	—	233
Total	—	261	—	261